CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

[redacted]

05061614

1-10000

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

August 18, 2005

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

PROCESSED
AUG 18 2005
THOMSON
FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange (the "Exchange") received from Wachovia Corporation (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

LUNARS
Linked to the Russell 2000 Index
Due September 30, 2006

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8-A will be immediately effective upon receipt of this letter.

Sincerely,

Richard A. Mikaliunas